Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Property, plant and equipment	$ 42.6	$ 0.0
Other	1.1	0.0
Gross deferred tax liabilities	43.7	0.0
Net deferred tax (liability) / asset	$ (9.5)
Net deferred tax (liability) / asset		$ 18.4